As filed with the Securities and Exchange Commission on April 26, 2023.

File No.: 333-270877

File No.: 811-03623

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1
Post-Effective Amendment No. ☐
(Check appropriate box or boxes)

THE PRUDENTIAL SERIES FUND
(Exact Name of Registrant as Specified in Its Charter)

(203) 926-1888
(Area Code and Telephone Number)

655 Broad Street
Newark, New Jersey 07102
Address of Principal Executive Offices:
(Number, Street, City, State, Zip Code)

Andrew R. French
Secretary, The Prudential Series Fund
655 Broad Street
Newark, New Jersey 07102
Name and Address of Agent for Service:
(Number and Street) (City) (State) (Zip Code)

Copies to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of the securities being registered: Shares of the PSF Small-Cap Stock Index Portfolio of The Prudential Series Fund.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Prudential Series Fund
655 Broad Street
Newark, New Jersey 07102
Telephone 888-778-2888

May 1, 2023

Dear Contract Owner,

On March 14-15, 2023, the Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust” or “PSF”) approved the merger (the “Reorganization”) of the PSF Small-Cap Value Portfolio (the “Target Portfolio”) into the PSF Small-Cap Stock Index Portfolio (the “Acquiring Portfolio”) and the related Plan of Reorganization (the “Plan”). The Reorganization does not require shareholder approval.

We are not asking you for a proxy and you are requested not to send us a proxy.

As more fully explained in the attached Prospectus/Information Statement, the Plan provides for the transfer of all of the Target Portfolio’s assets to the Acquiring Portfolio of the Trust in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of Class I shares of beneficial interest in the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

The Reorganization will consolidate the smaller Target Portfolio into the larger Acquiring Portfolio, improving overall scale and is expected to result in lower total net and gross annual fund operating expenses for shareholders of the Target Portfolio.

The Reorganization is intended to qualify as a tax-free transaction for U.S. federal income tax purposes. Immediately following the Reorganization, you will beneficially own shares of the Acquiring Portfolio, rather than shares of the Target Portfolio. It is expected that the Reorganization will be completed on or about June 5, 2023.

The following pages include important information on the Reorganization in a question and answer format. The pages that follow include the full Prospectus/Information Statement with detailed information regarding the Reorganization. Please read the full document, including the detailed description of the factors considered by the Board.

For any questions or concerns you may have regarding the Reorganization, please call 1-800-752-6342 between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday-Friday.

Sincerely,

Timothy Cronin
President
The Prudential Series Fund

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATION

Please read the attached Prospectus/Information Statement for a complete description of the reorganization. However, as a quick reference, the following questions and answers provide a brief overview of the reorganization.

Q1. WHY AM I RECEIVING THIS PROSPECTUS/INFORMATION STATEMENT?

A. You have received this Prospectus/Information Statement because you are the beneficial owner of shares of the PSF Small-Cap Value Portfolio (the “Target Portfolio”), a series of The Prudential Series Fund (the “Trust” or “PSF”).

Q2. WHAT IS THE PURPOSE OF THIS PROSPECTUS/INFORMATION STATEMENT?

A. The purpose of these materials is to provide you information on the reorganization (the “Reorganization”) of the Target Portfolio into the PSF Small-Cap Stock Index Portfolio (the “Acquiring Portfolio”), which is also a series of the Trust. PGIM Investments LLC (the “Manager”), which serves as the investment manager to each of the Portfolios, recommended the Reorganization and the Reorganization has been approved by the Board of Trustees of the Trust (the “Board”). The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

Q3. HOW WILL THE REORGANIZATION IMPACT FEES AND EXPENSES?

A. The Combined Portfolio will have a management fee rate identical to the current management fee rate of the Acquiring Portfolio (0.35% of average daily net assets), which is lower than the Target Portfolio’s management fee rate (0.90% of average daily net assets). It is expected that the total gross and net operating expenses of the Combined Portfolio will be lower than the total net and gross operating expenses of the Target Portfolio, which is expected to result in lower net and gross annual fund operating expenses for shareholders as a result of the Reorganization. As a result, it is expected that the Target Portfolio’s shareholders will benefit from decreased expenses. Please read the attached Prospectus/Information Statement for a complete description of the fees and expenses.

Q4. WHY IS THE REORGANIZATION BEING PURSUED?

The Reorganization will consolidate the smaller Target Portfolio into the larger Acquiring Portfolio, improving overall scale and reducing total net and gross expenses for the Target Portfolio.

Q5. HOW WILL THE REORGANIZATION IMPACT SHAREHOLDERS?

A. The Acquiring Portfolio has outperformed the Target Portfolio for the three-, five-, and ten-year periods ending December 31, 2022. Based upon information as of December 31, 2022, pro forma expenses for the Combined Portfolio are expected to result in lower management fees and total expense ratios (net and gross) than those of the Target Portfolio. The management fees and total net expense ratio of the Acquiring Portfolio are expected to remain the same after the Reorganization. The Manager believes that the existing shareholders of the Target Portfolio will benefit from a more favorable net fund expense ratio and the potential for economies of scale achieved through the Reorganization with the Acquiring Portfolio.

Please read pages 7-9 of the attached Prospectus/Information Statement for a complete description of each of the factors the Board considered.

Q6. WHAT WILL HAPPEN TO THE TARGET PORTFOLIO’S CURRENT INVESTMENTS?

A. It is currently anticipated that approximately 21% of the Target Portfolio’s holdings will be retained and transferred in kind to the Acquiring Portfolio in connection with the Reorganization. The retained and transferred in kind securities from the Target Portfolio represent 5% of the Combined Portfolio’s assets. It is anticipated that, in advance of the Reorganization, the remaining 79% of the Target Portfolio’s holdings will be aligned or sold and the proceeds invested in securities that the Acquiring Portfolio wishes to hold. It is not expected that the Acquiring Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Target Portfolio, as further discussed below in “Information About The Reorganization”.

Please read pages 10-15 of the attached Prospectus/Information Statement for a complete description of the Acquiring Portfolio’s investment objective, strategies and policies.

Q7. HAS THE BOARD OF TRUSTEES OF THE TRUST APPROVED THE REORGANIZATION?

A. Yes. The Board has approved the Reorganization.

See pages 7-9 of the attached Prospectus/Information Statement for the complete list of factors considered by the Board in approving the Reorganization.

Q8. WHO IS PAYING FOR THE COSTS ASSOCIATED WITH THE REORGANIZATION?

A. All costs incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of this Prospectus/Information Statement and related materials, will be paid by the Manager or its affiliates, not the Target Portfolio or the Acquiring Portfolio, whether or not the Reorganization is consummated. These costs are expected to be approximately $50,000.

The Target Portfolio will bear the transaction costs related to the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. The Manager currently estimates such transaction costs to be 0.023% ($100,000 of the Target Portfolio’s net assets).

Q9. WILL YOU NEED MY VOTE TO APPROVE THE REORGANIZATION?

A. No. The Reorganization does not require shareholder consideration and approval. We are not asking you for a proxy and you are requested not to send us a proxy.

Q10. WHEN WILL THE REORGANIZATION TAKE PLACE?

A. The Reorganization is currently expected to be completed on or about June 5, 2023.

Q11. CAN THE PROSPECTUS/INFORMATION STATEMENT BE VIEWED ONLINE?

A. Yes. The Prospectus/Information Statement can be viewed at www.prudential.com/variableinsuranceportfolios.

Q12. WHAT IF I HAVE QUESTIONS ON THE REORGANIZATION?

A. If you require assistance or have any questions regarding the Prospectus/Information Statement, please call 1-800-752-6342 between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday-Friday.

Q13. WILL SHAREHOLDERS BE ALLOWED TO TRANSFER OUT OF THE TARGET PORTFOLIO WITHOUT PENALTY AND WITHOUT BEING REQUIRED TO USE ONE OF THEIR ALLOTTED TRANSFERS?

A. Yes. Contract owners will be allowed one free transfer out of the Target Portfolio during the period within 60 days of the effective date of the Reorganization (i.e., from 60 days before to 60 days after the effective date of the Reorganization).

INFORMATION STATEMENT
for
PSF Small-Cap Value Portfolio,
A SERIES OF The Prudential Series Fund
and
PROSPECTUS
for
PSF Small-Cap Stock Index Portfolio,
A SERIES OF The Prudential Series Fund

Dated May 1, 2023

655 Broad Street
Newark, New Jersey 07102
Telephone 888-778-2888

Reorganization of the PSF Small-Cap Value Portfolio
into the PSF Small-Cap Stock Index Portfolio

This Prospectus/Information Statement is furnished in connection with the merger of the PSF Small-Cap Value Portfolio (the “Target Portfolio”) into the PSF Small-Cap Stock Index Portfolio (the “Acquiring Portfolio,” and together with the Target Portfolio, the “Portfolios”) and the related Plan of Reorganization (the “Plan”). The merger does not require shareholder consideration and approval.

We are not asking you for a proxy and you are requested not to send us a proxy.

This Prospectus/Information Statement is first being sent to Contract owners on or about May 1, 2023.

As described in more detail below, the Plan provides for the transfer of all of the Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of Class I shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the reorganization transaction. As a result of such transaction, the Target Portfolio will be completely liquidated, and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares.

The acquisition of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio and its shareholders, is referred to herein as the “Reorganization.” After the Reorganization is consummated, shareholders of the Target Portfolio will become shareholders of the Acquiring Portfolio.

The investment objectives of Target Portfolio and the Acquiring Portfolio are listed below:

Target Portfolio Name	Investment Objective
PSF Small-Cap Value Portfolio	long-term growth of capital

Acquiring Portfolio Name	Investment Objective
PSF Small-Cap Stock Index Portfolio	long-term growth of capital

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The Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Insurance Companies”). Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the Target Portfolio through the Contracts and should consider themselves shareholders of the Target Portfolio for purposes of this Prospectus/Information Statement.

This Prospectus/Information Statement gives the information about the Reorganization and the issuance of the Acquiring Portfolio Shares that you should know. You should read it carefully and retain it for future reference. A copy of this Prospectus/Information Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. Additional information about the Acquiring Portfolio has been filed with the Securities and Exchange Commission (the “SEC”), including:

•	The Summary Prospectus of the Trust relating to the Acquiring Portfolio under file number 002-80896, dated May 1, 2023, which is incorporated herein by reference as is included with, and considered to be part of this Prospectus/Information Statement.

You may request a free copy of a Statement of Additional Information under file number 811-03623, dated May 1, 2023 (the “SAI”), or other documents relating to the Trust and the Acquiring Portfolio without charge by calling 1-800-778-2255 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102. The SAI, under file number 002-80896, is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the SAI and other information relating to the Target Portfolio, the Acquiring Portfolio, and the Trust that has been filed with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

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Page
4	Summary
7	Information About the Reorganization
10	Comparison of the Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio
16	Management of the Target Portfolio, the Acquiring Portfolio, and the Combined Portfolio
18	Additional Information About the Target Portfolio and the Acquiring Portfolio
19	Principal Holders of Shares
20	Financial Highlights
24	Exhibits to Prospectus/Information Statement

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SUMMARY

This section is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, the consummation of the Reorganization will involve reorganizing the Target Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolio and the Acquiring Portfolio,” PGIM Investments (the “Manager”) serves as investment manager to the Portfolios. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.”

The Target Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The Target Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
PSF Small-Cap Value Portfolio	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)
Combined Portfolio	PGIM Quantitative Solutions

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Target Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The investment objective for the Target Portfolio and the Acquiring Portfolio is long-term growth of capital. The investment objective of the Target Portfolio and the Acquiring Portfolio is non-fundamental, meaning that it can be changed by the Board without shareholder approval.

The Portfolios have different principal investment strategies, but there are also similarities. Both Portfolios invest at least 80% of their assets in domestic U.S. small capitalization companies. The Acquiring Portfolio seeks to track the performance of the S&P SmallCap 600 Index (the “Index”), while the Target Portfolio is actively managed. The Acquiring Portfolio is not “managed” in the traditional sense of using market and economic analyses to select stocks. Rather, the holdings and weightings that comprise the Acquiring Portfolio’s assets are generally based on that of the Index.

As of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser (PGIM Quantitative Solutions) according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The Portfolios have similar principal risks, but there are also differences. Both Portfolios are subject to derivatives risk, economic and market events risk, equity securities risk, expense risk, liquidity and valuation risk, market and management risk, real estate risk, regulatory risk, and small and medium sized company risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, foreign investment risk, and investment style risk. The Acquiring Portfolio, but not the Target Portfolio, is subject to index tracking risk and small sized company risk. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the Target Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Information Statement under the caption “Comparison of the Target Portfolio and the Acquiring Portfolio—Principal Risks of the Portfolios;” and (ii) the summary prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Information Statement.

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There is no guarantee that shares of the Combined Portfolio will not lose value. This means that the value of the Combined Portfolio’s investments, and therefore, the value of the Combined Portfolio’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

The contractual investment management fee rates and effective investment management fee rates for the Acquiring Portfolio are lower than those of the Target Portfolio. The contractual investment management fee rates for the Combined Portfolio are expected to be equal to those of the Acquiring Portfolio after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement.

Assuming completion of the Reorganization on December 31, 2022, based on assets under management for each of the Portfolios on that date, the pro forma annualized total operating expense (net and gross) ratio of the Combined Portfolio is lower than the annualized total operating expense (net and gross) ratio of the Target Portfolio. This means that the Target Portfolio shareholders will benefit from a reduced total net operating expense ratio (an estimated 0.59% reduction).

The following table describes the fees and expenses that owners of certain variable annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the Target Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees^
(fees paid directly from your investment)

	Target Portfolio	Acquiring Portfolio	Combined Portfolio (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA*	NA*	NA*
Maximum deferred sales charge (load)	NA*	NA*	NA*
Maximum sales charge (load) imposed on reinvested dividends	NA*	NA*	NA*
Redemption Fee	NA*	NA*	NA*
Exchange Fee	NA*	NA*	NA*

^ Charges and expenses of the Contract will not change as a result of the Reorganization.

* Because shares of both the Target Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

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Annual Portfolio Operating Expenses (as of December 31, 2022)
(expenses that are deducted from Portfolio assets)

	Target Portfolio		Acquiring Portfolio (Class I)	Combined Portfolio (Pro Forma Surviving) (Class I)
Management Fees	0.90%		0.35%	0.35%
Distribution and/or Service Fees (12b-1 Fees)	0.00%		0.00%	0.00%
Other Expenses	0.07%		0.03%	0.03%
Acquired Fund Fees & Expenses	—		—	—
Total Annual Portfolio Operating Expenses	0.97%		0.38%	0.38%
Fee Waiver and/or Expense Reimbursement	0.00	%(1)	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%		0.38%	0.38%

(1) The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Target Portfolio so that the Target Portfolio’s management fee plus other expenses (exclusive in all cases of distribution and/or service (12b-1) fees, administration fees, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Target Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.97% of the Target Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the Target Portfolio, the Acquiring Portfolio and the Combined Portfolio (Pro Forma Surviving), if applicable. These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Target Portfolio(1)	$99	$309	$536	$1,190
Acquiring Portfolio(1)	$39	$122	$213	$480
Combined Portfolio (Pro Forma Surviving)(1)	$39	$122	$213	$480

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Information Statement entitled “Annual Portfolio Operating Expenses (as of December 31, 2022).”

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, 2022, the Target Portfolio’s turnover rate was 57% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 17% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the Target Portfolio will have their shares exchanged for Class I shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the Target Portfolio’s assets are transferred to the Acquiring Portfolio and the Target Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the Target Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the Target Portfolio and will become a beneficial shareholder of the Acquiring Portfolio.

Both the Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Information Statement.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of The Prudential Series Fund, on behalf of the Target Portfolio and Acquiring Portfolio, has approved the Plan.

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INFORMATION ABOUT THE REORGANIZATION

This section describes the Reorganization for the Target Portfolio and the Acquiring Portfolio. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Board Considerations

On March 14-15, 2023 (the “Board Meeting”), the Board met to evaluate and consider the proposed Reorganization of the Target Portfolio, a series of the Trust, into the Acquiring Portfolio, also a series of the Trust. The Reorganization will consolidate the smaller Target Portfolio into the larger Acquiring Portfolio, improving overall scale and is expected to result in lower total net and gross annual fund operating expenses for shareholders of the Target Portfolio. In connection with its consideration of whether to approve the Reorganization, the Board was provided with, among other information, presentations by management regarding the proposed Reorganization and information related to the Target Portfolio, the Acquiring Portfolio and the Combined Portfolio. As part of their review process, the independent trustees, who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) were represented by independent legal counsel. The Trustees were provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical and projected asset flows, historical performance information, historical fee and expense information, and the projected fee and expense information of the Combined Portfolio following the Reorganization.

The Board, in reaching its decision to approve the Reorganization, considered a number of factors, including, but not limited to, the following:

•	The Portfolios have the same investment objectives. The investment objective for the Target Portfolio and the Acquiring Portfolio is long-term growth of capital. The Portfolios have different principal investment strategies, but there are also similarities. Both Portfolios invest at least 80% of their assets in small capitalization companies. The Acquiring Portfolio tracks the performance of the Index through holdings and weightings that are generally based on the Index, while the Target Portfolio is actively managed. The Portfolios have similar principal risks, but there are also differences;

•	The Combined Portfolio will be larger than each of the Target Portfolio ($280 million) and the Acquiring Portfolio ($814 million), with an estimated $1.1 billion in net assets as of December 31, 2022 and the potential for improved economies of scale(1);

•	The Acquiring Portfolio has outperformed the Target Portfolio for the three-, five-, and ten-year periods ending December 31, 2022;

•	The Acquiring Portfolio outperformed its benchmark for the one-, three-, five-, and ten-year periods ending December 31, 2022;

•	The current contractual investment management fee rates and effective investment management fee rates for the Acquiring Portfolio are lower than those of the Target Portfolio. The contractual investment management fee rates for the Combined Portfolio are expected to be equal to those of the Acquiring Portfolio after the Reorganization is completed;

•	Assuming the Reorganization had been in effect for the one-year period ended December 31, 2022, the pro forma total operating expense ratio (net and gross) for the Combined Portfolio is lower than the total net operating expense ratio of the Target Portfolio. The Reorganization is anticipated to result in a pro forma net expense ratio of 0.38% for the Combined Portfolio, which is the same as that of the Acquiring Portfolio and 0.59%lower than that of the Target Portfolio;

•	The Portfolios currently have the same investment manager and many of the same service providers, with the exception of the Target Portfolio having Goldman Sachs as subadviser and the Acquiring Portfolio having PGIM Quantitative Solutions as subadviser. The Board also noted that the Target Portfolio and the Acquiring Portfolio each utilize the same custodian, distributor, and independent public accounting firm, and that those would remain the same immediately after the Reorganization; and

•	The Reorganization is not expected to be a taxable event for federal income tax purposes for Contract owners.

(1) The information included for this bullet point pertains to the total assets for the Acquiring Portfolio and Combined Portfolio (Class I and Class III shares). The total assets for only Class I shares of the Acquiring Portfolio and Combined Portfolio are lower than those shown. Unless otherwise noted, the information included in this Prospectus/Information Statement pertains to the Class I shares of the Acquiring Portfolio and the Combined Portfolio.

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For the foregoing reasons, the Board determined that the Reorganization would be in the best interests of the Target Portfolio and Acquiring Portfolio and that the interests of the Target Portfolio’s and Acquiring Portfolio’s Contract owners and shareholders would not be diluted as a result of the Reorganization. The Board, including a majority of the Independent Trustees, voted to approve the Reorganization.

Closing of the Reorganization

The Reorganization will take place after various conditions are satisfied by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio, including the preparation of certain documents. The Trust will determine a specific date for the actual Reorganization to take place, which is presently expected to occur on or about June 5, 2023. This is called the “Closing Date.”

Under the Plan, the Target Portfolio will deliver to the Acquiring Portfolio all of its assets on the Closing Date, the Acquiring Portfolio will assume all of the liabilities of the Target Portfolio on the Closing Date, and the Acquiring Portfolio will issue the Acquiring Portfolio Shares to the Target Portfolio. The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the Reorganization. The Participating Insurance Companies then will make a conforming exchange of units between the applicable sub-accounts in their separate accounts. As a result, shareholders of the Target Portfolio will beneficially own shares of the Acquiring Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the Target Portfolio. The stock transfer books of the Target Portfolio will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Target Portfolio may be submitted at any time before the close of regular trading on the New York Stock Exchange on the Closing Date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval. The Trust may also agree to terminate and abandon the Reorganization at any time.

Expenses of the Reorganization

All costs incurred in entering into and carrying out the terms and conditions of the Reorganization, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of this Prospectus/Information Statement and related materials, will be paid by the Manager or its affiliates, not the Target Portfolio or the Acquiring Portfolio, whether or not the Reorganization is consummated. These costs are expected to be approximately $50,000.

The Manager expects that approximately 21% of the Target Portfolio’s holdings will be retained and transferred in kind to the Acquiring Portfolio in connection with the Reorganization. The retained and transferred in kind securities from the Target Portfolio represent 5% of the Combined Portfolio assets. It is anticipated that, in advance of the Reorganization, the remaining 79% of the Target Portfolio’s holdings will be aligned or sold and the proceeds invested in securities that the Acquiring Portfolio wishes to hold. The Target Portfolio will bear the transaction costs related to the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. The Manager currently estimates such transaction costs to be 0.023% ($100,000 of the Target Portfolio’s net assets).

Certain Federal Income Tax Considerations

The Portfolios are treated as partnerships for U.S. federal income tax purposes. As a Partnership, each Portfolio’s income, gains, losses, deductions, and credits are proportionately distributed to the Participating Insurance Companies and retain the same character for Federal Income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Contract owners should consult the prospectuses of their respective Contracts for information on the federal income tax consequences to such owners. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in one of the Portfolios, including the application of state and local taxes.

Each of the Portfolios complies with the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Reorganization may entail various consequences, which are discussed below under the caption “Federal Income Tax Consequences of the Reorganization.”

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Federal Income Tax Consequences of the Reorganization

The following discussion is applicable to the Reorganization. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free transaction under the Code. In addition, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for U.S. federal income tax purposes even if the Reorganization did not qualify as a tax-free transaction. It is a condition to each Portfolio’s obligation to complete its Reorganization that the Portfolios will have received an opinion from Goodwin Procter LLP, counsel to the Portfolios, based upon representations made by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio, and upon certain assumptions, substantially to the effect that the transactions contemplated by the Plan should constitute a tax-free transaction for U.S. federal income tax purposes.

As set forth above, the Portfolios are treated as partnerships for U.S. federal income tax purposes. Based on such treatment and certain representations made by the Trust on behalf of the Target Portfolio and the Acquiring Portfolio relating to the Reorganization, for U.S. federal income tax purposes under Sections 721 and 731 of the Code and related Code Sections (references to “shareholders” are to the Participating Insurance Companies):

1. The transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for the Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio.

2. The shareholders of the Target Portfolio should not recognize gain or loss upon the exchange of all of their shares solely for Acquiring Portfolio Shares, as described in this Prospectus/Information Statement and the Plan.

3. No gain or loss should be recognized by the Target Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities, if any, of the Target Portfolio. In addition, no gain or loss should be recognized by the Target Portfolio on the distribution of such Acquiring Portfolio Shares to the shareholders of the Target Portfolio (in liquidation of the Target Portfolio).

4. No gain or loss should be recognized by the Acquiring Portfolio upon the acquisition of the assets of the Target Portfolio in exchange solely for Acquiring Portfolio Shares and the assumption of the liabilities, if any, of the Target Portfolio.

5. The Acquiring Portfolio’s tax basis for the assets acquired from the Target Portfolio should be the same as the tax basis of these assets when held by the Target Portfolio immediately before the transfer (except and to the extent provided in Section 704(c)(1)(C) of the Code with respect to contributions of “built in loss” property), and the holding period of such assets acquired by the Acquiring Portfolio should include the holding period of such assets when held by the Target Portfolio.

6. A Target Portfolio shareholder’s tax basis for the Acquiring Portfolio Shares to be received by the shareholder pursuant to the Reorganization should be the same as its tax basis in the Target Portfolio shares exchanged therefore reduced or increased by any net decrease or increase, as the case may be, in such shareholder’s share of the liabilities of the Portfolios as a result of the Reorganization.

7. The holding period of the Acquiring Portfolio Shares to be received by the shareholders of the Target Portfolio should include the holding period of their Target Portfolio shares exchanged therefor, provided such shares were held as capital assets on the date of exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. Shareholders of the Target Portfolio should consult their tax advisors regarding the tax consequences to them of the Reorganization in light of their individual circumstances.

A Contract owner should consult the prospectus for his or her Contract on the federal tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to U.S. federal income tax consequences.

Characteristics of Acquiring Portfolio Shares

The Acquiring Portfolio Shares to be distributed to Target Portfolio shareholders will have substantially identical legal characteristics as shares of beneficial interest of the Target Portfolio with respect to such matters as voting rights, accessibility, conversion rights, and transferability.

The Target Portfolio and the Acquiring Portfolio are each organized as a series of a Delaware statutory trust. There are no material differences between the rights of shareholders of the Portfolios.

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COMPARISON OF THE TARGET PORTFOLIO, THE ACQUIRING PORTFOLIO, AND THE COMBINED PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Information Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The Target Portfolio and the Acquiring Portfolio have the same investment objective. The investment objective for the Target Portfolio and the Acquiring Portfolio is long-term growth of capital. The investment objective of the Target Portfolio and the Acquiring Portfolio is non-fundamental, meaning that it can be changed by the Board without shareholder approval.

The Portfolios have different principal investment strategies, but there are also similarities. Both Portfolios invest at least 80% of their assets in small capitalization companies. The Acquiring Portfolio tracks the performance and/or holdings and weightings of the S&P SmallCap 600 Index.

As of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser (PGIM Quantitative Solutions) according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the Target Portfolio is long-term growth of capital.	The investment objective of the Acquiring Portfolio is long-term growth of capital.	The investment objective of the Combined Portfolio is long-term growth of capital.
Principal Investment Strategies:

In pursuing its investment objective, the Target Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in the equity securities of small capitalization companies. The Target Portfolio generally defines small capitalization companies as those companies with market capitalizations within the market capitalization range of the Russell 2000 Value Index. Securities of companies whose market capitalizations no longer meet the definition of small capitalization companies after purchase by the Target Portfolio may still be considered to be small capitalization companies for purposes of the Target Portfolio’s policy of investing, under normal circumstances, at least 80% of the value of its assets in small capitalization companies.

The Target Portfolio seeks to invest in companies that are believed to be undervalued in the marketplace. The Target Portfolio may invest up to 25% of its assets in foreign securities. Although the Target Portfolio will invest primarily in publicly traded U.S. securities, including real estate investment trusts (REITs), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Target Portfolio seeks to meet its investment objective by investing in value opportunities that the subadviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price.

In pursuing its investment objective, the Acquiring Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in all or a representative sample of the stocks in the S&P SmallCap 600 Index.

The Acquiring Portfolio invests primarily in equity securities of publicly-traded companies with small market capitalizations. The Acquiring Portfolio is not “managed” in the traditional sense of using market and economic analyses to select stocks. Rather, the holdings and weightings that comprise the Acquiring Portfolio’s assets are generally based on that of the benchmark S&P SmallCap 600 Index.

In pursuing its investment objective, the Combined Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in all or a representative sample of the stocks in the S&P SmallCap 600 Index.

The Combined Portfolio invests primarily in equity securities of publicly-traded companies with small market capitalizations. The Combined Portfolio is not “managed” in the traditional sense of using market and economic analyses to select stocks. Rather, the holdings and weightings that comprise the Combined Portfolio’s assets are generally based on that of the benchmark S&P SmallCap 600 Index.

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Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. Both Portfolios are subject to derivatives risk, economic and market events risk, equity securities risk, expense risk, liquidity and valuation risk, market and management risk, real estate risk, regulatory risk, and small and medium sized company risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, foreign investment risk, and investment style risk. The Acquiring Portfolio, but not the Target Portfolio, is subject to index tracking risk and small sized company risk. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the Portfolios have the same investment objectives, different principal investment strategies, but there are also similarities. The Portfolios have similar principal risks, but there are also differences, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.	Yes	Yes	Yes
Small Sized Company Risk. Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.	No	Yes	Yes

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Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Index Tracking Risk. The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.	No	Yes	Yes
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.	Yes	Yes	Yes
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.	Yes	Yes	Yes
Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the U.S. may not require or enforce corporate governance standards comparable to that of the U.S., which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.	Yes	No	No

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Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.	Yes	Yes	Yes
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of U.S. issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, U.S. markets; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are often less liquid than U.S. markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.	Yes	No	No
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.	Yes	No	No
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.	Yes	Yes	Yes
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.	Yes	Yes	Yes

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Principal Risks	Target Portfolio	Acquiring Portfolio	Combined Portfolio
Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.	Yes	Yes	Yes
Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.	Yes	Yes	Yes
Small and Medium Sized Company Risk. Securities of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the price and liquidity of these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.	Yes	Yes	Yes

Performance of Target Portfolio

A number of factors, including risk, can affect how the Target Portfolio performs. The information below provides some indication of the risks of investing in the Target Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Target Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual Returns
2013	37.45%
2014	4.94%
2015	-5.36%
2016	25.45%
2017	12.19%
2018	-13.79%
2019	22.79%
2020	1.90%
2021	26.45%
2022	-14.65%

BEST QUARTER: 31.19% (4th Quarter of 2020) WORST QUARTER: -35.97% (1st Quarter of 2020)

Average Annual Total Returns (as of December 31, 2022)

	1 YEAR	5 YEARS	10 YEARS
Target Portfolio	-14.65%	3.09%	8.38%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	-18.37%	5.89%	10.03%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	-14.48%	4.13%	8.48%

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Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual return information is provided only for Class I shares. Because all of the Acquiring Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.

Annual Returns (Class I Shares)
2013	40.95%
2014	5.39%
2015	-2.29%
2016	26.50%
2017	13.00%
2018	-8.73%
2019	22.42%
2020	10.99%
2021	26.34%
2022	-16.37%

BEST QUARTER: 31.17% (4th Quarter of 2020) WORST QUARTER: -32.67% (1st Quarter of 2020)

Average Annual Total Returns (as of December 31, 2022)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	-16.37%	5.55%	10.52%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	-16.10%	5.88%	10.82%

Capitalizations of the Target Portfolio and the Acquiring Portfolio Before and After Reorganization

The following table sets forth, as of March 31, 2023: (i) the capitalization of the Target Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio as adjusted to give effect to the Reorganization.

	Target Portfolio (unaudited)	Acquiring Portfolio* (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$281,895,630	$814,457,853			$1,096,353,483
Total shares outstanding	9,184,353	15,749,029	(3,732,881	)(a)	21,200,501
Net asset value per share	$30.69	$51.71			$51.71

(a) Reflects the change in shares of the Target Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the Target Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the Target Portfolio immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to the Class I shares. The total assets for the Acquiring Portfolio (Including Class III) are $823,862,990.

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MANAGEMENT OF THE TARGET PORTFOLIO, THE ACQUIRING PORTFOLIO, AND THE COMBINED PORTFOLIO

This section provides more information about: (i) PGIM Investments, (ii) Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) as subadviser to the Target Portfolio, and (iii) PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) as subadviser to the Acquiring Portfolio and the Combined Portfolio.

Investment Management Arrangements

The Acquiring Portfolio and the Target Portfolio are managed by PGIM Investments (the “Manager”), 655 Broad Street, Newark, NJ 07102.

As of December 31, 2022, PGIM Investments served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $283.5 billion. PGIM Investments is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”). PGIM Investments has been in the business of providing advisory services since 1996.

The Investment Management Agreement between the Manager and the Trust on behalf of the Target Portfolio and the Acquiring Portfolio (the “Management Agreement”), provide that the Manager will furnish the Target Portfolio and the Acquiring Portfolio with investment advice and administrative services subject to the oversight of the Board and in conformity with the stated principal investment strategies of the Target Portfolio and the Acquiring Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services to each Portfolio.

The Trust uses a “manager-of-managers” structure. That means that the Manager has engaged the subadvisers to conduct the investment programs of the Target Portfolio and the Acquiring Portfolio, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the subadvisers and reporting on such activities to the Trustees. The Trust has obtained an exemptive order from the SEC that permits the Manager, subject to approval by the Board, to hire or change subadvisers for the Target Portfolio and the Acquiring Portfolio by entering into new subadvisory agreements with affiliated and non-affiliated subadvisers, without obtaining shareholder approval of such changes. This exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the subadvisers by the Manager and the Trustees.

If there is more than one subadviser for a Portfolio, the Manager will normally determine the division of the assets for the Portfolio among the applicable subadvisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Manager deems appropriate. The Manager may, in its discretion, change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the subadvisers and the Manager may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers and the Manager select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of a Portfolio or that certain subadvisers or the Manager may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a subadviser buys a security as another subadviser or the Manager sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Target Portfolio or the Acquiring Portfolio will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets or cash flows. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each of the Portfolios and its shareholders.

A discussion regarding the basis for the Board’s approvals of the Management Agreement and the subadvisory agreements are available in the semi-annual reports (for agreements approved during the six-month period ended June 30) and in the annual reports (for agreements approved during the six-month period ended December 31).

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Subadvisers of the Target Portfolio and the Acquiring Portfolio. The Target Portfolio is subadvised by Goldman Sachs. The Acquiring Portfolio is subadvised by PGIM Quantitative Solutions. The SAI provides additional information about the portfolio managers responsible for the day-to-day management of each of the Portfolios, the portfolio managers’ compensation, other accounts that each portfolio manager manages, and ownership of portfolio securities by each portfolio manager. After the Reorganization is consummated, the Combined Portfolio will be managed by PGIM Quantitative Solutions.

Descriptions of the subadvisers and the portfolio managers are set forth below:

Target Portfolio

Goldman Sachs Asset Management, L.P. has been registered as an investment adviser with the SEC since 1990, is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs & Co.”). As of December 31, 2022, Goldman Sachs, including its investment advisory affiliates, had assets under supervision (AUS) of approximately $2.3 trillion. AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs & Co.’s address is 200 West Street, New York, New York 10282-2198.

Goldman Sachs employs a team-based approach to managing its portion of the Target Portfolio. The portfolio managers at Goldman Sachs jointly and primarily responsible for the day-to-day management of the Target Portfolio are Sally Pope Davis and Robert Crystal.

Sally Pope Davis, Managing Director; Portfolio Manager. Sally is a Portfolio Manager for the US Small Cap Value Equity Team, where she has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value, Small/Mid Cap Value and Small/Mid Cap Equity strategies. Prior to joining Goldman Sachs in 2001, Sally was a Relationship Manager for two years in Private Wealth Management. Previously, she was a sell-side Bank Analyst for ten years in the Goldman Sachs Investment Research Department. Before her experiences at Goldman Sachs, Sally spent two years as a Bank Analyst at Brown Brothers Harriman & Co. and six years at Chase Manhattan. Sally has 41 years of industry experience. She graduated Summa Cum Laude with a BS in Finance from the University of Connecticut and earned her MBA from the University of Chicago Graduate School of Business. Sally has been a Managing Director of the Target Portfolio since January 2006.

Robert Crystal, Managing Director; Portfolio Manager. Rob is a portfolio manager on the US Small Cap Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value Strategy and Small/Mid Cap Value Strategy. Before joining Goldman Sachs, Rob was a Director at Brant Point Capital Management LLC. Before that, he was a Vice President at Schroder Investment Management and Assistant Vice President at Wheat First Butcher Singer. Rob has 25 years of industry experience. He received his BA from the University of Richmond and his MBA from Vanderbilt University. Rob joined the Value Team in March of 2006. Rob has been a Managing Director of the Target Portfolio since March 2006.

Acquiring Portfolio and Combined Portfolio

PGIM Quantitative Solutions LLC is a registered investment adviser, is a wholly-owned and independently-operated subsidiary of PGIM, the global investment management businesses of Prudential. PGIM Quantitative Solutions began managing multi-asset portfolios for institutional investors in 1975. As of December 31, 2022, PGIM Quantitative Solutions managed approximately $86.3 billion in quantitative equity and global multi-asset solutions for a global client base of pension funds, endowments, foundations, sovereign wealth funds and subadvisory accounts. With offices in Newark and San Francisco, PGIM Quantitative Solutions primary address is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.

PGIM Quantitative Solutions typically follows a team approach in the management of the Portfolio. Edward Louie, Edward J. Lithgow, CFA, and Stacie L. Mintz, CFA, are jointly and primarily responsible for the day-to-day management of the Portfolio.

Edward J. Lithgow, CFA, is a Vice President and Portfolio Manager for PGIM Quantitative Solutions working within the Quantitative Equity team. He is responsible for portfolio management, analysis and research. Prior to his current role, Ed was a Quantitative Analyst for the Quantitative Equity and Equity Indexing teams responsible for optimizing portfolios, monitoring cash flows and conducting performance attribution and risk analysis. He also traded equities, currencies and futures for the Equity Indexing funds. Ed earned a BS in business administration from Seton Hall University and an MBA in finance from St. Joseph's University.

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Edward Louie is a Vice President and Portfolio Manager for PGIM Quantitative Solutions working within the Quantitative Equity team. He is responsible for portfolio management, trading, analysis and research. Prior to his current role, he served as an Analyst for PGIM Quantitative Solutions' Equity Indexing and Value strategies. Ed earned a BA in economics from Stony Brook University and an MBA in accounting from Baruch College.

Stacie L. Mintz, CFA, is a Managing Director, Head of the Quantitative Equity team and Portfolio Manager for PGIM Quantitative Solutions. She leads the portfolio managers on the Quantitative Equity team and is responsible for enhancements to the Quantitative Equity models and portfolio analytic tools. Prior to her current role, she served as the Head of Equity Portfolio Management for PGIM Quantitative Solutions. Previously, Stacie was a member of the former Asset Allocation team where she was responsible for several retail and institutional portfolios. During that time, she was also responsible for managing the overall asset allocation for the Prudential Pension Plan. She earned a BA in economics from Rutgers University and an MBA in finance from the New York University Stern School of Business.

Portfolio Managers: Other Accounts—Additional Information About the Portfolio Managers—Other Accounts and Share Ownership. The SAI of the Trust provides additional information about the compensation for each portfolio manager that is primarily responsible for the day-to-day management of the Target Portfolio, the Acquiring Portfolio, other accounts managed by those portfolio managers, and ownership of Trust securities by those portfolio managers.

Contractual and Effective Investment Management Fee Rates for the Portfolios

The contractual investment management fee rates for the Target Portfolio and the Acquiring Portfolio are set forth below:

PSF Small-Cap Value Portfolio

0.90% of average daily net assets

PSF Small-Cap Stock Index Portfolio

0.35% of average daily net assets

The contractual investment management fee rate for the Acquiring Portfolio is not changing in connection with the Reorganization. Assuming completion of the Reorganization and based on the assets under management for each of the Portfolios as of December 31, 2022, the effective management fee rate for the Combined Portfolio would be 0.35%. Additionally, as noted earlier, based on the current assets under management for each of the Portfolios as of December 31, 2022, and assuming completion of the Reorganization on December 31, 2022 based on assets under management for each of the Portfolios on that date, the pro forma annualized total net operating expense ratio of the Combined Portfolio is lower than the annualized total net operating expense ratio of the Target Portfolio. This means that the Target Portfolio shareholders will benefit from a reduced total net operating expense ratio.

ADDITIONAL INFORMATION ABOUT THE TARGET PORTFOLIO AND THE ACQUIRING PORTFOLIO

Each of the Target Portfolio and the Acquiring Portfolio is a separate series of the Trust, which is also an open-end management investment company registered with the SEC under the 1940 Act. Each of its series is, in effect, a separate mutual fund.

Additional information about the Acquiring Portfolio is included in Exhibit B to this Prospectus/Information Statement. Additional information about the Target Portfolio is included in the prospectus and SAI for the Trust under file number 002-80896, dated May 1, 2023, and the portions of that prospectus and SAI relating to the Target Portfolio are incorporated herein by reference. Further information about the Acquiring Portfolio is included in the SAI. The SAI, under file number 002-80896, is incorporated herein by reference. These documents are available upon request and without charge by calling 1-800-778-2255 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102.

The Trust, on behalf of the Target Portfolio and the Acquiring Portfolio, files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. The Trust also prepares annual reports, which include the management discussion and analysis. The annual report is available both from the SEC and from the Trust. These materials can be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 233 Broadway, New York, NY 10279. Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, D.C. 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

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PRINCIPAL HOLDERS OF SHARES

As of the April 14, 2023, the Target Portfolio and the Acquiring Portfolio had shares/votes outstanding as set forth in the table below.

Target/ Acquiring Portfolio	Shares Outstanding
PSF Small-Cap Value Portfolio	9,193,014.959
PSF Small-Cap Stock Index Portfolio	15,726,271.592

As of the April 14, 2023, all of the shares of the Target Portfolio and the Acquiring Portfolio are owned as of record by various Participating Insurance Company separate accounts related to the Contracts. The table below sets forth, as of the April 14, 2023, each shareholder that owns beneficially more than 5% of the Target Portfolio or the Acquiring Portfolio.

Target/ Acquiring Portfolio	Beneficial Owner Name*	Address	Shares/% Ownership
PSF Small-Cap Value Portfolio

Pruco Life Insurance Company

PLAZ Life

Attn Separate Accounts 7th Floor

Pruco Life Insurance Company

PLAZ Annuity

Attn Separate Accounts 7th Floor

Pruco Life Insurance Company

PLNJ Life

Attn Separate Accounts 7th Floor

		213 Washington Street Newark, NJ 07102-0000 213 Washington Street Newark, NJ 07102-0000 213 Washington Street Newark, NJ 07102-0000	6,674,272.044 / 72.60% 1,567,521.263 / 17.05% 750,528.515 / 8.16%
PSF Small-Cap Stock Index Portfolio

Pruco Life Insurance Company

Pru Life

Attn Separate Accounts 7th Floor

Pru Annuities Inc

Pru Annuity

Attn Separate Accounts 7th Floor

Pruco Life Insurance Company

PLAZ Life

Attn Separate Accounts 7th Floor

Pruco Life Insurance Company

PLAZ Annuity

Attn Separate Accounts 7th Floor

		213 Washington Street Newark, NJ 07102-0000 213 Washington Street Newark, NJ 07102-0000 213 Washington Street Newark, NJ 07102-0000 213 Washington Street Newark, NJ 07102-0000	8,653,411.873 / 55.03% 1,591,952.845 / 10.12% 3,586,586.29 / 22.81% 1,172,660.859 / 7.46%

As of the April 14, 2023, the Trustees and Officers of PSF, each as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

* As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security

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FINANCIAL HIGHLIGHTS

The financial highlights, which follow will help you evaluate the financial performance of the Target Portfolio and the Acquiring Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in the Target Portfolio and the Acquiring Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any Contract. Because Contract charges are not included, the actual return that you will receive will be lower than the total return.

The financial highlights for the Target Portfolio and the Acquiring Portfolio for the fiscal year ended December 31, 2022 are derived from the financial statements audited by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm for such fiscal year, whose reports thereon were unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended December 31, 2020 was audited by another independent registered public accounting firm. The Trust’s financial statements are included in the applicable annual reports to shareholders, which are available upon request.

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	PSF Small-Cap Value Portfolio
	Year Ended December 31,
	2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$35.90	$28.39	$27.86	$22.69	$26.32
Income (Loss) From Investment Operations:
Net investment income (loss)	0.24	0.06	0.14	0.20	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.50)	7.45	0.39	4.97	(3.76)
Total from investment operations	(5.26)	7.51	0.53	5.17	(3.63)
Capital Contributions	—	—	—	—	—	(b)(c)
Net Asset Value, end of period	$30.64	$35.90	$28.39	$27.86	$22.69
Total Return(d)	(14.65)%	26.45%	1.90%	22.79%	(13.79	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$280	$321	$244	$221	$180
Average net assets (in millions)	$290	$295	$188	$207	$211
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.97%	0.96%	1.03%	1.01%	0.99%
Expenses before waivers and/or expense reimbursement	0.97%	0.96%	1.03%	1.02%	1.00%
Net investment income (loss)	0.76%	0.17%	0.61%	0.76%	0.48%
Portfolio turnover rate(g)	57%	71%	69%	56%	58%

(a) Calculated based on average shares outstanding during the year.

(b) Represents payment received by the Target Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Target Portfolio’s tax status as a partnership.

(c) Amount rounds to zero.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP.

(e) Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f) Does not include expenses of the underlying funds in which the Target Portfolio invests.

(g) The Target Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Target Portfolio’s portfolio turnover rate may be higher.

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	PSF Small-Cap Stock Index Portfolio
	Year Ended December 31,
Class I	2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$60.34	$47.76	$43.03	$35.15	$38.51
Income (Loss) From Investment Operations:
Net investment income (loss)	0.59	0.51	0.40	0.46	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(10.47)	12.07	4.33	7.42	(3.76)
Total from investment operations	(9.88)	12.58	4.73	7.88	(3.36)
Capital Contributions	—	—	—	—	—	(b)(c)
Net Asset Value, end of period	$50.46	$60.34	$47.76	$43.03	$35.15
Total Return(d)	(16.37)%	26.34%	10.99%	22.42%	(8.73	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$806	$1,024	$858	$834	$729
Average net assets (in millions)	$870	$1,002	$701	$794	$871
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.40%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.38%	0.38%	0.40%	0.39%	0.39%
Net investment income (loss)	1.11%	0.89%	1.07%	1.15%	0.98%
Portfolio turnover rate(g)	17%	18%	18%	19%	18%

(a) Calculated based on average shares outstanding during the period.

(b) Represents payment received by the Acquiring Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Acquiring Portfolio’s tax status as a partnership.

(c) Amount rounds to zero.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e) Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f) Does not include expenses of the underlying funds in which the Acquiring Portfolio invests.

(g) The Acquiring Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Acquiring Portfolio’s portfolio turnover rate may be higher.

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	PSF Small-Cap Stock Index Portfolio
Class III	Year Ended December 31, 2022	April 26, 2021(a) through December 31, 2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$60.24	$57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.47	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(10.46)	2.20

Total from investment operations	(9.99)	2.51

Net Asset Value, end of period	$50.25	$60.24

Total Return(c)	(16.58)%	4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9	$6
Average net assets (in millions)	$8	$3
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63%	0.62	%(e)
Expenses before waivers and/or expense reimbursement	0.63%	0.62	%(e)
Net investment income (loss)	0.90%	0.76	%(e)
Portfolio turnover rate(f)	17%	18%

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying funds in which the Acquiring Portfolio invests.

(e) Annualized, with the exception of certain non-recurring expenses.

(f) The Acquiring Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Acquiring Portfolio’s portfolio turnover rate may be higher.

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EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

Exhibits
A	Form of Plan of Reorganization

B	The Summary Prospectus of the Trust relating to the Acquiring Portfolio under file number 002-80896, dated May 1, 2023, which is incorporated herein by reference as is included with, and considered to be part of this Prospectus/Information Statement.

PSFSCVIS

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Exhibit A

THE PRUDENTIAL SERIES FUND

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) of The Prudential Series Fund, a Delaware statutory trust having its principal place of business at 655 Broad Street, Newark, New Jersey 07102 (“PSF”), on behalf of the acquiring portfolio listed in Schedule A to this Plan (the “Acquiring Portfolio”) and the target portfolio listed in Schedule A to this Plan (the “Target Portfolio”), is made as of this day of [June 5], 2023. Together, the Target Portfolio and the Acquiring Portfolio are referred to herein as the “Portfolios.”

The reorganization for the Target Portfolio (hereinafter referred to as the “Reorganization”) is intended to constitute a tax-free transaction for federal income tax purposes and will consist of: (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional [Class I] shares of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by PSF on behalf of the Acquiring Portfolio and the Target Portfolio, as applicable:

1. Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a) Subject to the terms and conditions of this Plan, PSF shall: (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) cause the Acquiring Portfolio to assume all of the liabilities of the Target Portfolio, as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b) The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Target Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c) Subject to the terms and conditions of this Plan, PSF, on behalf of the Acquiring Portfolio, shall at the Closing deliver to the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio (“Target Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d) Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of PSF relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2. Valuation.

(a) The value of the Target Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in PSF’s current effective prospectus.

(b) The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in PSF’s current effective prospectus.

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(c) The net asset value of a share of the Target Portfolio shall be determined to the fourth decimal point as of the Valuation Time using the valuation procedures set forth in PSF’s current effective prospectus.

3. Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”). The date of the Closing (the “Closing Date”) shall be [June 5], 2023, or such other date as determined in writing by PSF’s officers. The Closing shall take place at the principal office of PSF at 5:00 p.m. Eastern time on the Closing Date. PSF on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s custodians. Also, PSF on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. PSF on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio’s account on the Closing Date to the Secretary of PSF, or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as PSF on behalf of Target Portfolio may request.

4. Representations and Warranties by PSF on behalf of the Target Portfolio.

PSF makes the following representations and warranties about the Target Portfolio:

(a) The Target Portfolio is a series of PSF, a Delaware statutory trust organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. PSF is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b) PSF on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c) The financial statements appearing in PSF’s Annual Report to Shareholders for the fiscal year ended December 31, 2022, audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) PSF has the necessary power and authority to conduct the Target Portfolio’s business as such business is now being conducted.

(e) PSF on behalf of the Target Portfolio is not a party to or obligated under any provision of PSF’s Agreement and Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f) The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g) The Target Portfolio has elected to be, and is, treated as a partnership for U.S. federal income tax purposes, and has not made any election or taken any other action inconsistent with such treatment. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception and will continue to satisfy such requirements at the Closing.

(h) The Target Portfolio, or its agents, holds a valid Form W-9, Request for Taxpayer Identification Number and Certification, for the Target Portfolio shareholder of record, which Form W-9 can be associated with reportable payments made by the Target Portfolio to such shareholder.

(i) At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(j) Except as may be disclosed in PSF’s current effective prospectus, there is no known material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Portfolio.

(k) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolio.

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(l) The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of PSF’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5. Representations and Warranties by PSF on behalf of the Acquiring Portfolio.

PSF makes the following representations and warranties about the Acquiring Portfolio:

(a) The Acquiring Portfolio is a series of PSF, a Delaware statutory trust organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. PSF is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b) PSF on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c) The financial statements appearing in PSF’s Annual Report to Shareholders for the fiscal year ended December 31, 2022, audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) PSF has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(e) PSF on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of PSF’s Agreement and Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f) The Acquiring Portfolio has elected to be, and is, treated as a partnership for federal income tax purposes, and has not made any election or taken any other action inconsistent with such treatment. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g) The Acquiring Portfolio, or its agents, holds a valid Form W-9, Request for Taxpayer Identification Number and Certification, for the Acquiring Portfolio shareholder of record, which Form W-9 can be associated with reportable payments made by the Acquiring Portfolio to such shareholder.

(h) The statement of assets and liabilities to be created by PSF for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(i) At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(j) Except as may be disclosed in PSF’s current effective prospectus, there is no known material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(k) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(l) The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of PSF’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(m) PSF anticipates that consummation of this Plan will not cause the Acquiring Portfolio to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

6. Intentions of PSF on behalf of the Portfolios.

(a) At the Closing, PSF on behalf of the Target Portfolio, intends to have available a copy of the shareholder ledger accounts, certified by PSF’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

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(b) PSF intends to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing.

(c) PSF intends that the Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio’s shareholders.

(d) PSF on behalf of the Target Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolio.

(e) PSF intends that, by the Closing, each Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(f) PSF intends to mail to each Target Portfolio shareholder a Combined Information Statement and Prospectus that complies in all material respects with the applicable provisions of the 1940 Act, the 1933 Act, and the rules and regulations, respectively, thereunder.

(g) PSF intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1940 Act, the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

7. Conditions Precedent to be Fulfilled by PSF on behalf of the Portfolios.

The consummation of the Plan with respect to the Acquiring Portfolio and the Target Portfolio shall be subject to the following conditions:

(a) That: (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by PSF on behalf of the Portfolios shall occur prior to the Closing; and (iii) PSF shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b) That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of PSF on behalf of the Portfolios.

(c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, that no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d) That at or immediately prior to the Closing, the Target Portfolio shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Portfolio’s shareholders all of such Target Portfolio’s investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

(e) That there shall be delivered to PSF on behalf of the Portfolios an opinion from Goodwin Procter LLP, in form and substance satisfactory to PSF, substantially to the effect that the transactions contemplated by this Plan should constitute a tax-free transaction for federal income tax purposes. Such opinion shall contain at a minimum the conclusion that the transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio for U.S. federal income tax purposes.

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In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of PSF with regard to matters of fact.

(f) That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

8. Expenses.

(a) PSF represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b) All costs incurred in entering into and carrying out the terms and conditions of this Plan, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of the relevant combined prospectus and information statement and related materials, shall be paid by PGIM Investments LLC or its affiliates, not the Target Portfolio or the Acquiring Portfolio. Transaction costs, including brokerage commissions, shall be paid by the Portfolio entering into the transaction.

9. Termination; Postponement; Waiver; Order.

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time prior to the Closing, or the Closing may be postponed by PSF on behalf of a Portfolio by resolution of the Board of Trustees of PSF if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b) If the transactions contemplated by this Plan have not been consummated by December 31, 2023, the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of PSF on behalf of the Portfolios.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither PSF, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by PSF’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of PSF on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued the Target Portfolio, in which event such change shall be communicated to Target Portfolio shareholders prior to the Closing, unless such information has already been disclosed to such Target Portfolio shareholders.

10. Entire Plan and Amendments.

This Plan embodies the entire plan of PSF on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by PSF. Neither this Plan nor any interest herein may be assigned without the prior written consent of PSF on behalf of the Portfolio corresponding to the Portfolio making the assignment.

11. Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to PSF at 655 Broad Street, Newark, NJ 07102, Attention: Secretary.

12. Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of Delaware without regard to its conflict of laws principles.

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IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

THE PRUDENTIAL SERIES FUND
on behalf of the Acquiring Portfolio listed in Schedule A

Attest: Melissa Gonzalez,	By:
Assistant Secretary	Title:

THE PRUDENTIAL SERIES FUND
on behalf of the Target Portfolio listed in Schedule A

Attest: Melissa Gonzalez,	By:
Assistant Secretary	Title:

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Schedule A

Target Portfolio	Acquiring Portfolio
PSF Small-Cap Value Portfolio	PSF Small-Cap Stock Index Portfolio

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EXHIBIT B
TO PROSPECTUS/INFORMATION STATEMENT

STATEMENT OF ADDITIONAL INFORMATION
TO PROSPECTUS/INFORMATION STATEMENT

Dated May 1, 2023

655 Broad Street
Newark, New Jersey 07102

Reorganization of the PSF Small-Cap Value Portfolio into the PSF Small-Cap Stock Index Portfolio

This Statement of Additional Information (the “SAI”) relates to the Prospectus/Information Statement for the merger (the “Reorganization”) of the PSF Small-Cap Value Portfolio (the “Target Portfolio”), a series of The Prudential Series Fund (the “Trust” or “PSF”) into the PSF Small-Cap Stock Index Portfolio (the “Acquiring Portfolio,” and together with the Target Portfolio, the “Portfolios”), a series of the Trust, dated May 1, 2023 (such combined Information Statement and Prospectus being referred to herein as the “Prospectus/Information Statement”).

The Target Portfolio was organized in Delaware and launched on September 22, 2000. The Acquiring Portfolio was organized in Delaware and launched on April 25, 1995.

This SAI relates specifically to the transfer of all of the Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of Class I shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the Target Portfolio will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to such reorganization transaction. As a result of such transaction, the Target Portfolio will be completely liquidated, and contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. The acquisition of the assets of the Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio and its shareholders, is referred to herein as the “Reorganization.” After the Reorganization is consummated, shareholders of the Target Portfolio will become shareholders of the Acquiring Portfolio.

This SAI consists of: (i) this Cover Page, (ii) a comparison of the investment restrictions of the Target Portfolio and the Acquiring Portfolio, and (iii) pro forma financial information relating to the Target Portfolio and the Acquiring Portfolio. Additional information relating to the Acquiring Portfolio is included in the SAI under file number 002-80896, dated May 1, 2023 (the “Trust SAI”), which is hereby incorporated by reference. Those portions of the Trust SAI, under file number 002-80896, relating to the Target Portfolio are incorporated herein by reference.

Audited financial statements and accompanying notes for the Target Portfolio and the Acquiring Portfolio for the fiscal year ended December 31, 2022, and the independent auditors’ report thereon, dated February 17, 2023, are incorporated herein by reference from the Trust’s Annual Report to Shareholders under file number 811-03623.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Information Statement, which relates to the Reorganization. You can request a copy of the Prospectus/Information Statement by calling 1-800-778-2255 or by writing to PSF at 655 Broad Street, Newark, New Jersey 07102. In addition, a copy of the Prospectus/Information Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. The Securities and Exchange Commission (the “SEC”) maintains a website (www.sec.gov) that contains this SAI and other material incorporated by reference and considered part of this SAI and the Prospectus/Information Statement, together with other information regarding PSF.

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STATEMENT OF ADDITIONAL INFORMATION

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Investment Restrictions

Set forth below are certain investment restrictions applicable to the Target Portfolio and the Acquiring Portfolio. Fundamental restrictions may not be changed by the Board without a majority vote of shareholders as required by the Investment Company Act of 1940, as amended (the “1940 Act”). Non-fundamental restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions Applicable to the Target Portfolio

Under its fundamental investment restrictions, the Target Portfolio may not:

1.	Issue senior securities, except as permitted under the 1940 Act.

2.	Borrow money, except that the Target Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation.

3.	Underwrite securities issued by others, except to the extent that the Target Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the “1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Target Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Target Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Target Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.	Lend any security or make any loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Investment Restrictions Applicable to the Acquiring Portfolio

Under its investment restrictions, the Acquiring Portfolio may not:

1.	Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Acquiring Portfolio may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The Acquiring Portfolio will not buy or sell commodities or commodity contracts, except that the Acquiring Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

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2.	Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that the Acquiring Portfolio may invest in the securities of one or more investment companies to the extent permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations.

3.	Make short sales of securities or maintain a short position, except that the Acquiring Portfolio may sell securities short up to 5% of its total assets and may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

4.	Purchase securities on margin (but the Acquiring Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Acquiring Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. The Acquiring Portfolio will not issue senior securities, borrow money or pledge assets, except as permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Trust to Trustees pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

5.	Enter into reverse repurchase agreements if, as a result, the Acquiring Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the Acquiring Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

6.	Pledge or mortgage assets, except that no more than 10% of the value of the Acquiring Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that the Acquiring Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

7.	Make loans, except through loans of assets of the Acquiring Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

8.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

9.	Purchase securities of a company in any industry if, as a result of the purchase, the Acquiring Portfolio’s holdings of securities issued by companies in that industry would exceed 25% of the value of the Acquiring Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

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10.	Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

Consistent with item 4 above, the Trust has entered into a joint revolving credit facility with other Prudential mutual funds to facilitate redemptions, if necessary.

Restrictions 1, 4, 7, 8 and 9 are fundamental. Restrictions 2, 3, 5, 6 and 10 are not fundamental. Whenever any fundamental investment policy or restriction states a maximum percentage of the Acquiring Portfolio’s assets, it is intended that if the percentage limitation is set at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

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SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Target Portfolio and the Acquiring Portfolio, and the fees and expenses of the Target Portfolio on a pro forma basis after giving effect to the Reorganization, is included in the “Comparison of Investment Management Fees and Total Fund Operating Expenses” section of the Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. However, it is anticipated that, in advance of the Reorganization, 79% of the Target Portfolio’s holdings will be aligned or sold and the proceeds invested in securities that the Acquiring Portfolio wishes to hold. The Target Portfolio will bear the transaction costs related to the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. The Manager currently estimates such transaction costs to be 0.023% ($100,000 of the Target Portfolio’s net assets).

There are no material differences in accounting policies of the Target Portfolio as compared to those of the Acquiring Portfolio.

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Additional Information Relating to the Acquiring Portfolio and the Combined Portfolio

Introduction

Additional information relating specifically to the Combined Portfolio is set forth below.

Subadvisory Agreement for the Combined Portfolio

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) at the rates shown below.

Subadviser	Current Contractual Subadvisory Fee Rate

PGIM Quantitative Solutions LLC	0.26% of average daily net assets

Portfolio Managers: Other Accounts

Additional Information About the Portfolio Managers—Other Accounts and Share Ownership—Acquiring Portfolio

The following table sets forth information about the Acquiring Portfolio and accounts other than the Acquiring Portfolio for which the portfolio managers are primarily responsible for day-to-day portfolio management as of December 31, 2022. The table shows, for each such portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The table also sets forth the dollar range of equity securities of each portfolio of the Trust beneficially owned by the portfolio managers as of December 31, 2022.

Manager and/or Subadvisers	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Fund Securities
PGIM Quantitative Solutions LLC	Edward J. Lithgow, CFA	27/$12,527,762,704	8/$2,379,404,841	37/$12,681,844,958 4/$536,550,788	None
	Edward Louie	12/$8,793,273,231	6/$2,081,772,259	11/$7,425,491,713	None
	Stacie Mintz, CFA	48/$13,880,496,902	17/$2,924,335,179	46/$14,302,660,083 8/$1,695,236,531	None

* Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

"PGIM Quantitative Solutions Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "PGIM Quantitative Solutions Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest—Acquiring Portfolio and Combined Portfolio

PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions)

COMPENSATION. PGIM Quantitative Solutions’ investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PGIM Quantitative Solutions regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.

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An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PGIM Quantitative Solutions’ goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is based on the performance of certain PGIM Quantitative Solutions strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM Quantitative Solutions’ ultimate parent company). Both such values are subject to increase or decrease. The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of a fund (or any other individual account managed by PGIM Quantitative Solutions) or the value of the assets of a fund (or any other individual account managed by PGIM Quantitative Solutions).

The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing PGIM Quantitative Solutions’ various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which PGIM Quantitative Solutions’ strategies are managed, and 2) business results as measured by PGIM Quantitative Solutions’ pretax income.

CONFLICTS OF INTEREST. Like other investment advisers, PGIM Quantitative Solutions is subject to various conflicts of interest in the ordinary course of its business. PGIM Quantitative Solutions strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PGIM Quantitative Solutions seeks to address such conflicts through one or more of the following methods:

•	Elimination of the conflict;

•	Disclosure of the conflict; or

•	Management of the conflict through the adoption of appropriate policies and procedures.

PGIM Quantitative Solutions follows Prudential Financial’s policies on business ethics, personal securities trading, and information barriers. PGIM Quantitative Solutions has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Quantitative Solutions cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest. Side-by-side management of multiple accounts can create incentives for PGIM Quantitative Solutions to favor one account over another. Examples are detailed below, followed by a discussion of how PGIM Quantitative Solutions addresses these conflicts.

•	Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. PGIM Quantitative Solutions manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to PGIM Quantitative Solutions than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for PGIM Quantitative Solutions to favor one account over another. Specifically, PGIM Quantitative Solutions could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees. In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, PGIM Quantitative Solutions takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that PGIM Quantitative Solutions subadvises, may differ from fees charged for single client accounts.

•	Long Only/Long-Short Accounts. PGIM Quantitative Solutions manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PGIM Quantitative Solutions may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that PGIM Quantitative Solutions is taking inconsistent positions with respect to a particular security in different client accounts.

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•	Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. PGIM Quantitative Solutions manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of those accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, PGIM Quantitative Solutions’ investment professionals may have an interest in funds in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.

•	Affiliated Accounts. PGIM Quantitative Solutions manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Quantitative Solutions could have an incentive to favor accounts of affiliates over others.

•	Non-Discretionary Accounts or Model Portfolios. PGIM Quantitative Solutions provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When PGIM Quantitative Solutions manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executive discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if PGIM Quantitative Solutions delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.

•	Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Quantitative Solutions.

Securities of the Same Kind or Class. PGIM Quantitative Solutions sometimes buys or sells or directs or recommends that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Quantitative Solutions’ trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. Although such pricing differences could appear as preferences for one client over another, PGIM Quantitative Solutions’ trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. PGIM Quantitative Solutions may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade in any other account. Opposite way trades are generally due to differences in investment strategy, portfolio composition, or client direction.

How PGIM Quantitative Solutions Addresses These Conflicts of Interest. The conflicts of interest described above with respect to different types of side-by-side management could influence PGIM Quantitative Solutions’ allocation of investment opportunities as well as its timing, aggregation and allocation of trades. PGIM Quantitative Solutions has developed policies and procedures designed to address these conflicts of interest. PGIM Quantitative Solutions' Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to PGIM Quantitative Solutions or PGIM Quantitative Solutions personnel's pecuniary, investment or other financial interests.

In keeping with its fiduciary obligations, PGIM Quantitative Solutions’ policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably over time. PGIM Quantitative Solutions’ investment strategies generally require that PGIM Quantitative Solutions invest its clients’ assets in securities that are publicly traded. PGIM Quantitative Solutions generally does not participate in initial public offerings. PGIM Quantitative Solutions’ investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors reduce the risk that PGIM Quantitative Solutions could favor one client over another in the allocation of investment opportunities. PGIM Quantitative Solutions’ compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, the allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in PGIM Quantitative Solutions side-by-side management and trading so that PGIM Quantitative Solutions may take measures to correct or improve its processes. PGIM Quantitative Solutions’ Trade Management Oversight Committee, which consists of senior members of PGIM Quantitative Solutions’ management team, reviews, among other things, trading patterns, execution impact on client accounts and broker performance, on a periodic basis.

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PGIM Quantitative Solutions rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. PGIM Quantitative Solutions may choose to aggregate trades for all portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined.

With respect to PGIM Quantitative Solutions’ management of long-short and long only accounts, the security weightings (positive or negative) in each account are always determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. PGIM Quantitative Solutions’ review is intended to identify situations where PGIM Quantitative Solutions would seem to have conflicting views of the same security in different portfolios, although such views may actually be reasonable and consistent due to differing portfolio constraints.

PGIM Quantitative Solutions’ Relationships with Affiliates and Related Conflicts of Interest. As an indirect wholly-owned subsidiary of Prudential Financial, PGIM Quantitative Solutions is part of a diversified, global financial services organization. It is affiliated with many types of US and non-US financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.

Conflicts Related to PGIM Quantitative Solutions’ Affiliations.

Conflicts Arising Out of Legal Restrictions. PGIM Quantitative Solutions may be restricted by law, regulation or contract as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of PGIM Quantitative Solutions’ relationship with Prudential Financial and its other affiliates. For example, PGIM Quantitative Solutions holdings of a security on behalf of its clients are required under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting thresholds. Prudential Financial tracks these aggregate holdings and PGIM Quantitative Solutions may restrict purchases, sell existing investments, or otherwise restrict, forego or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Quantitative Solutions, Prudential Financial or PGIM Quantitative Solutions’ clients if such thresholds are exceeded. In addition, PGIM Quantitative Solutions could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. PGIM Quantitative Solutions is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates. PGIM Quantitative Solutions’ trading of Prudential Financial common stock for its clients’ portfolios also presents a conflict of interest and, consequently, PGIM Quantitative Solutions does so only when permitted by its clients.

The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.

Conflicts Related to PGIM Quantitative Solutions Multi-Asset Class Services. PGIM Quantitative Solutions performs asset allocation services as subadviser for affiliated mutual funds managed or co-managed by the Investment Manager, including for some Portfolios offered by the Fund. Where, in these arrangements, PGIM Quantitative Solutions also manages underlying funds or accounts within asset classes included in the mutual fund guidelines, PGIM Quantitative Solutions will allocate assets to such underlying funds, vehicles, or accounts. In these circumstances, PGIM Quantitative Solutions receives both an asset allocation fee and a management fee. As a result, PGIM Quantitative Solutions has an incentive to allocate assets to an asset class or vehicle that it manages in order to increase its fees. To help mitigate this conflict, the compliance group reviews the asset allocation to determine that the investments were made within the established guidelines for each asset class or fund.

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PGIM Quantitative Solutions’ affiliates can have an incentive to seek to influence PGIM Quantitative Solutions’ asset allocation decisions, for example to facilitate hedging or improve profit margins. Through training and the establishment of communication barriers, however, PGIM Quantitative Solutions seeks to avoid any influence by its affiliates and implements its asset allocation decisions solely in what PGIM Quantitative Solutions believes to be the best interests of the funds and in compliance with applicable guidelines. PGIM Quantitative Solutions also believes that it makes such allocations in a manner consistent with its fiduciary obligations.

In certain arrangements PGIM Quantitative Solutions subadvises mutual funds for the Investment Manager through a program where they have selected PGIM Quantitative Solutions as a manager, resulting in PGIM Quantitative Solutions’ collection of subadvisory fees from them. The Investment Manager also selects managers for some of PGIM Quantitative Solutions’ asset allocation products and, in certain cases, is compensated by PGIM Quantitative Solutions for these services under service agreements. The Investment Manager and PGIM Quantitative Solutions may have a mutual incentive to continue these types of arrangements that benefit both companies. These and other types of conflicts of interest are reviewed to verify that appropriate oversight is performed.

Conflicts Related to PGIM Quantitative Solutions Financial Interests and the Financial Interests of PGIM Quantitative Solutions’ Affiliates. PGIM Quantitative Solutions, Prudential Financial, The Prudential Insurance Company of America (PICA) and other affiliates of PGIM Quantitative Solutions have financial interests in, or relationships with, companies whose securities PGIM Quantitative Solutions holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Quantitative Solutions or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Quantitative Solutions on behalf of its client accounts. For example, PGIM Quantitative Solutions invests in the securities of one or more clients for the accounts of other clients. PGIM Quantitative Solutions’ affiliates sell various products and/or services to certain companies whose securities PGIM Quantitative Solutions purchases and sells for its clients. PGIM Quantitative Solutions’ affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Quantitative Solutions invests in some of the same issuers for its client accounts but at different levels in the capital structure. For instance, PGIM Quantitative Solutions may invest client assets in the equity of companies whose debt is held by an affiliate. Certain of PGIM Quantitative Solutions’ affiliates (as well as directors of PGIM Quantitative Solutions’ affiliates) are officers or directors of issuers in which PGIM Quantitative Solutions invests from time to time. These issuers may also be service providers to PGIM Quantitative Solutions or its affiliates. In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Quantitative Solutions makes investment decisions for each client independently considering the best economic interests of such client.

Certain of PGIM Quantitative Solutions’ employees may offer and sell securities of, and units in, commingled funds that PGIM Quantitative Solutions manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for PGIM Quantitative Solutions’ employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to PGIM Quantitative Solutions. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, PGIM Quantitative Solutions performs suitability checks on new clients as well as on an annual basis with respect to all clients.

Conflicts Related to Long-Term Compensation. A portion of the long-term incentive grant of some of PGIM Quantitative Solutions’ investment professionals will increase or decrease based on the annual performance of several of PGIM Quantitative Solutions’ strategies over defined time periods. Consequently, some of PGIM Quantitative Solutions’ portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, PGIM Quantitative Solutions has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with PGIM Quantitative Solutions’ fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, PGIM Quantitative Solutions’ chief investment officer will perform a comparison of trading costs between the advised accounts whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of PGIM Quantitative Solutions’ Trade Management Oversight Committee.

Conflicts Related to Service Providers. PGIM Quantitative Solutions retains third party advisors and other service providers to provide various services for PGIM Quantitative Solutions as well as for funds that PGIM Quantitative Solutions manages or subadvises. A service provider may provide services to PGIM Quantitative Solutions or one of its funds while also providing services to PGIM, Inc. (PGIM) other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship. PGIM Quantitative Solutions may benefit from negotiated fee rates offered to its funds and vice-versa. There is no assurance, however, that PGIM Quantitative Solutions will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.

Conflicts of Interest in the Voting Process. Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of PGIM Quantitative Solutions. When PGIM Quantitative Solutions identifies an actual or potential conflict of interest between PGIM Quantitative Solutions and its clients or affiliates, PGIM Quantitative Solutions votes in accordance with the policy of its proxy voting advisor rather than its own policy. In that manner, PGIM Quantitative Solutions seeks to maintain the independence and objectivity of the vote.

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PART C

OTHER INFORMATION

ITEM 15. Indemnification

Article VII, Section 2, of the Agreement and Declaration of Trust of the Registrant provides: “ Each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Person, an “Indemnitee”) shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and as provided in the By-Laws. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust.  Notwithstanding any other provision of this Declaration of Trust or of the By-Laws to the contrary, any liability, expense or obligation against which any Indemnitee is indemnified and entitled to paid pursuant to the By-Laws shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Indemnitee; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series in such manner as the Trustees in their sole discretion deem fair and equitable.”

Article VII, Section 3 of the Agreement and Declaration of Trust of the Registrant provides: “The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.”

Article XI of the Registrant’s by-laws provides:

“Section 1. Agents, Proceedings, Expenses. For the purpose of this Article, “agent” means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

Section 2. Indemnification. The Trust shall indemnify every agent of the Trust against expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.

Section 3. Advances.  The Trust shall advance the expenses of agents of the Trust who are parties to any proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.

Section 4.  Insurance.   Pursuant and subject to Sections 2 and 3 of this Article XI, the Trust shall indemnify each agent against, or advance the expenses of any agent for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.”

Paragraph 8 of the Management Agreement between Registrant and PGIM Investments provides: “The Manager shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.”

The subadvisory agreement between PGIM Investments and each subadviser generally provides that: “The Subadviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Manager in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser’s part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement.”

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The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

(1)(a) Certificate of Trust of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(1)(b) Agreement and Declaration of Trust of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(2) By-laws of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(3) None

(4) The form of Plan of Reorganization for the reorganization of the PSF Small-Cap Value Portfolio and PSF Small-Cap Stock Portfolio, each a series of The Prudential Series Fund, is included as Exhibit A to the Prospectus/Information Statement contained in this Registration Statement on Form N-14.

(5) None.

(6)(a)(i) Management Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(6)(a)(ii) Amendment to Management Agreement dated February 16, 2016. Incorporated by reference to Post-Effective Amendment No. 71 to this Registration Statement, filed April 15, 2016 (File No. 002-80896).

(6)(a)(iii) Amendment to Fee Schedule. Incorporated by reference to Post-Effective Amendment No. 79 to this Registration Statement, filed April 17, 2018 (File No. 002-80896).

(6)(b) Contractual Management Fee Waiver/Expense Cap for the PSF Small-Cap Value Portfolio. Incorporated by reference to Post-Effective Amendment No. 92 to this Registration Statement, filed April 13, 2022 (File No. 002-80896).

(6)(c)(i) Subadvisory Agreement between Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the Small-Cap Value Portfolio (now known as the PSF Small-Cap Value Portfolio). Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005 (File No. 002-80896).

(6)(c)(ii) Subadvisory Agreement between Prudential Investments LLC and Quantitative Management Associates LLC (now known as PGIM Quantitative Solutions LLC) for the Small Capitalization Stock Portfolio (now known as PSF Small-Cap Stock Index Portfolio). Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005 (File No. 002-80896).

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(7)(a)(i) Distribution Agreement between The Prudential Series Fund and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005 (File No. 002-80896).

(8) None

(9)(a)(i) Custodian Agreement between Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to the Strategic Partners Opportunity Funds Post-Effective amendment no. 9 to the registration statement on Form N-1A filed April 30, 2003 (File No. 333-95849).

(9)(a)(ii) Amendment dated June 6, 2005 to Custodian Contract between Registrant and BNY. Incorporated by reference to the Strategic Partners Opportunity Funds Post-Effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(9)(a)(iii) Amendment dated December 27, 2007 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Jennison Dryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(9)(b)(i) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, LLC., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(9)(b)(ii) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Jennison Dryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(10) Amended and Restated Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 87 to this Registration Statement, filed on May 15, 2020 (File No. 002-80896).

(11) Opinion and Consent of Goodwin Proctor LLP, counsel for the Registrant. Filed herewith.

(12) Opinion and Consent of Goodwin Proctor LLP, counsel to the Registrant, supporting tax matters and consequences to shareholders. Filed herewith.

(13)(a) Fund Participation Agreement between Great-West Life & Annuity Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Charles Schwab & Co., Inc. dated May 1, 1999. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000 (File No. 002-80896).

(13)(b) Fund Participation Agreement between First Great-West Life & Annuity Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Charles Schwab & Co., Inc. dated May 1, 1999. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000 (File No. 002-80896).

(13)(c) Fund Participation Agreement between The Ohio National Life Insurance Company, The Prudential Insurance Company of America, The Prudential Series Fund, Inc., and Prudential Investment Management Services LLC.  Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000 (File No. 002-80896).

(13)(d)(i) Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC, dated December 15, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

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(13)(d)(ii) Amendment to the Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC, dated April 2, 2002. Incorporated by reference to Post-Effective Amendment No. 44 to this Registration Statement, filed April 26, 2002 (File No. 002-80896).

(13)(e) Fund Participation Agreement between Preferred Life Insurance Company of New York, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC, dated December 15, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(f)(i) Fund Participation Agreement between Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services, LLC, dated April 28, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(f)(ii) Amendment to the Fund Participation Agreement between Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(g)(i) Fund Participation Agreement between First Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 28, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(g)(ii) Amendment to the Fund Participation Agreement between First Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(h)(i) Fund Participation Agreement between Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 29, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(h)(ii) Amendment to the Fund Participation Agreement between Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(i)(i) Fund Participation Agreement between The Guardian Insurance & Annuity Company, Inc., The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated September 1, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(i)(ii) Amendment to the Fund Participation Agreement between The Guardian Insurance & Annuity Company, Inc., The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 10, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(j) Fund Participation Agreement between The Hartford Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated June 22, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

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(13)(k) Fund Participation Agreement between The Hartford Life and Annuity Insurance Company, The Prudential Series Fund, Inc., the Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated June 22, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(l) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 27, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(m) Fund Participation Agreement between American Skandia Life Assurance Corporation, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated May 1, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(n) Fund Participation Agreement between Pacific Life Insurance Company, The Prudential Series Fund and Prudential Investment Management Services LLC, dated August 15, 2001. Incorporated by reference to Post-Effective Amendment No. 44 to this Registration Statement, filed April 26, 2002 (File No. 002-80896).

(13)(o) Fund Participation Agreement between The Prudential Insurance Company of America, The Prudential Series Fund, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 29, 2005 (File No. 002-80896).

(13)(p) Fund Participation Agreement between Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 29, 2005 (File No. 002-80896).

(13)(q) Fund Participation Agreement between Pruco Life Insurance Company of New Jersey, The Prudential Series Fund, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 29, 2005 (File No. 002-80896).

(13)(r) Form of Letter Agreement with Insurance Companies having Participation Agreements with the Registrant. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005 (File No. 002-80896).

(h)(23) Administration Agreement between The Prudential Series Fund and Prudential Investments Fund Management LLC (now known as, PGIM Investments LLC) for Class II shares of the Fund. Incorporated by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed April 17, 2009 (File No. 002-80896).

(14) Consent of independent registered public accounting firm. Filed herewith.

(15) None.

(16) Power of Attorney. Filed herewith.

(17) None.

ITEM 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 26th day of April, 2023.

THE PRUDENTIAL SERIES FUND

/s/ Timothy Cronin
Timothy Cronin*
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 26th day of April, 2023.

Signature		Title	Date

/s/ *Timothy S. Cronin		President and Principal Executive Officer
Timothy S. Cronin

/s/ * Susan Davenport Austin		Trustee
Susan Davenport Austin

/s/ * Sherry S. Barrat		Trustee
Sherry S. Barrat

/s/ * Jessica M. Bibliowicz		Trustee
Jessica M. Bibliowicz

/s/ * Kay Ryan Booth		Trustee
Kay Ryan Booth

/s/ * Stephen M. Chipman		Trustee
Stephen M. Chipman

/s/ * Robert F. Gunia		Trustee
Robert F. Gunia

/s/ * Thomas M. O’Brien		Trustee
Thomas M. O’Brien

/s/ * Christian J. Kelly		Principal Financial Officer
Christian J. Kelly

/s/ * Elyse McLaughlin		Treasurer and Principal Accounting Officer
Elyse McLaughlin

*By:	/s/ Melissa Gonzalez	Attorney-in-Fact	April 26, 2023

* Pursuant to Powers of Attorney filed herein as Exhibit.

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Exhibits

Exhibit Number	Description

(11)	Opinion and Consent of Goodwin Procter LLP, counsel for Registrant.

(12)	Opinion & Consent of Goodwin Procter LLP, counsel to the Registrant, supporting tax matters and consequences to shareholders.

(14)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, of The Prudential Series Fund.

(16)	Power of Attorney.

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